Acquisitions and Dispositions (Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed) (Parenthetical) (Detail) - USD ($) $ in Millions		3 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Cash, restricted cash and equivalents	$ 627	$ 627	$ 334	$ 391	$ 185
Impairment of assets and other charges		835	$ 1
SCANA
Business Acquisition [Line Items]
Cash, restricted cash and equivalents	389	389
Restricted cash	115	115
Income tax regulatory assets	264	264
Stock based compensation awards estimated fair value	$ 21
SCANA | Dominion Energy
Business Acquisition [Line Items]
Property, plant and equipment with NND project		105
Impairment of assets and other charges		105
Asset impairment charges, after tax		$ 79